Changes in Operating Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CHANGES IN OPERATING WORKING CAPITAL
Decrease in accounts receivable	$ 83	$ 101
Decrease (increase) in inventories	107	(50)
Decrease (increase) in other current assets	(22)	(32)
Decrease in accounts payable and other	(203)	(81)
Increase in Operating Working Capital	$ (35)	$ (62)